SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance For Doubtful Accounts Current Member
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	$ 18	$ 22	$ 44
Charged to other accounts	(6)	(18)	3
Deductions	(15)	(42)	(5)
Valuation Allowances And Reserves Balance	146	149	187	$ 145
Valuation Allowance Tax Carryforward Losses And Deductions [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	249	128	182
Charged to other accounts	1	0	0
Deductions	(161)	(248)	(117)
Valuation Allowances And Reserves Balance	$ 760	$ 671	$ 791	$ 726